Nature of Business (Details) $ in Thousands			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended		177 Months Ended	180 Months Ended	183 Months Ended
	Oct. 02, 2023 USD ($)	Aug. 10, 2023 USD ($)	Oct. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) product	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)
Nature of Business
Number of product lines in development				2			2
Proceeds from sale of common stock				$ 3,141			$ 34,150			$ 560
Proceeds from business combination		$ 36,854					36,854	$ 0		36,854	$ 3,708
Accumulated deficit				261,596			248,377	186,358		248,377	261,596
Proceeds from the issuance of preferred stock, net of costs of $0 and $242, in the years ended December 31, 2023 and 2022, respectively				0	$ 3,182		9,189	13,499
Proceeds from exercise of preferred stock warrants				0	4,720	$ 9,630	9,630	0
Cash proceeds from the exercise of stock options for common stock				7	50		179	94
Cash, cash equivalents and restricted cash				$ 4,320	$ 7,017		12,127	$ 9,664		12,127	4,320	$ 30,301
Standby Equity Purchase Agreement
Nature of Business
Sale of stock, authorized amount	$ 30,000		$ 30,000				30,000
Convertible Notes and Warrants
Nature of Business
Proceeds from sale of common stock									$ 57,466		57,466
Proceeds from exercise of preferred stock warrants							$ 9,630
Preferred stock
Nature of Business
Proceeds from sale of common stock										$ 164,364	$ 164,364